Other Current Assets - Summary of Other Current Assets (Parenthetical) (Detail) - Forward contract [member] $ in Millions	Sep. 13, 2019	Sep. 19, 2018 USD ($)
Other Current Assets [line items]
Non-deliverable forward foreign exchange contract		$ 73.0
Exchange rate	6.8599